UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.
Schedule of Investments
December 31, 2008
CAN SLIM Select Growth Fund (unaudited)

Shares		Value
	COMMON STOCKS: 17.6%
	Capital Goods: 0.7%
5,031	Watsco, Inc.	$193,190

	Commercial Services & Supplies: 3.5%
3,695	Clean Harbors, Inc. *	234,411
2,650	Dun & Bradstreet Corp.	204,580
4,407	Huron Consulting Group, Inc. *	252,389
11,766	ICF International, Inc. *	289,090
		980,470
	Food & Staples Retailing: 1.0%
4,936	Wal-Mart Stores, Inc.	276,712

	Food Beverage & Tobacco: 1.6%
3,981	General Mills, Inc.	241,846
6,454	McCormick & Co, Inc.	205,624
		447,470
	Health Care Equipment & Services: 1.6%
6,841	Emergency Medical Services Corp. *	250,449
5,200	Owens & Minor, Inc.	195,780
		446,229

	Hotels, Restaurants & Leisure: 0.9%
4,069	McDonald's Corp.	253,051

	Insurance: 0.9%
850	Fairfax Financial Holdings Ltd.	266,399

	Pharmaceuticals & Biotechnology: 4.9%
4,480	Abbott Laboratories	239,098
7,022	Alexion Pharmaceuticals, Inc. *	254,126
4,416	Celgene Corp. *	244,117
3,025	Genzyme Corp. *	200,769
3,516	Myriad Genetics, Inc. *	232,970
6,626	Perrigo Co.	214,086
		1,385,166
	Retailing: 1.6%
9,928	Aaron Rents, Inc.	264,284
5,594	Advance Auto Parts	188,238
		452,522
	Software & Services: 0.9%
15,530	CSG Systems International *	271,309

	TOTAL COMMON STOCKS
	(Cost $5,405,432)	4,972,518

	INVESTMENT COMPANIES: 20.9%
45,458	iShares S&P SmallCap 600 Index Fund	2,000,152
20,419	MidCap SPDR Trust, Series 1	1,983,910
21,007	SPDR Trust, Series 1	1,895,672

	TOTAL INVESTMENT COMPANIES
	(Cost $5,615,047)	5,879,734

	SHORT-TERM INVESTMENTS: 60.7%
	Money Market Funds: 60.7%
3,987,549	AIM Liquid Assets Portfolio-Institutional Class	3,987,549
13,117,991	Fidelity Money Market Portfolio	13,117,991

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,105,540)	17,105,540

	Total Investments: 99.2%
	(Cost $28,126,020)	27,957,792
	Other Assets in Excess of Liabilities: 0.8%	230,687
	TOTAL NET ASSETS: 100.0%	$28,188,479

*	Non-income producing security.
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows+:

	Cost of investments	$28,126,020
	Gross unrealized appreciation	305,085
	Gross unrealized depreciation	(473,312)
	Net unrealized appreciation	$(168,227)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

CAN SLIM Select Growth Fund
FAS 157 - Summary of Fair Value Exposure at December 31, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The CAN SLIM Select Growth Fund has adopted FAS 157 effective April 1, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the CAN SLIM Select Growth Fund's net assets as of December 31, 2008:

Description		Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices		27,957,792	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
	Total	27,957,792	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 3, 2009

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  February 19, 2009

* Print the name and title of each signing officer under his or her signature.